Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 10,253		¥ 11,491
Payments for computer systems under non-cancelable contracts	4,749	¥ 4,947
Estimated construction costs	86,181		143,120
Total unused credit and capital amount available	472,893		437,496
Guarantee Obligations Maximum Exposure	1,139,630		1,123,984
Guarantee Obligations Current Carrying Value	14,100		12,276
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,714,225		2,683,671
Investments In Subsidaries Pledged	14,874		14,708
Provision for credit losses in the consolidated statements of income	2,320	¥ 1,673
Integrated Resort Development [Member]
Commitments and Contingencies Disclosure [Line Items]
Total unused credit and capital amount available	361,468		270,168
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	11,953		9,766
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	351,696		180,248
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	169,304		154,926
Secured debt	118,736		89,021
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	570,319		558,862
Guarantee Obligations Current Carrying Value	5,565		5,223
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	474,000		469,000
Guarantee Obligations Current Carrying Value	¥ 2,476		¥ 2,474